Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$2,467	$937
Other temporary differences	715	77

Deferred tax asset before valuation allowance	3,182	1,014
Valuation allowance	(3,182)	(1,014)

Net deferred tax asset	$-	$-

Schedule of Reconciliation of Income Tax Benefit

The reconciliation of income tax benefit computed at statutory tax rate to income tax expense in 2024 was as follows:

Year Ended December 31,
2024
Income tax benefit computed at statutory tax rate	(355)
Change in valuation allowance	326
Exchange rate differences on net operating loss carry forward	29

Income tax expense	$-

Schedule of Provision for Income Taxes

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	December 31, 2025
	$	%

Tax at Israeli Statutory Rate	$(767)	(23)
Changes in Valuation Allowances	1,011	30
Nontaxable and Nondeductible Items
Fair value revaluation	(1,276)	(38)
PIPE expenses	722	22
Share-based payment	301	9
Other adjustments	9	0
Effective Tax Rate	$-	-